Lease (Details) - Schedule of Lease Payments of Operating Lease - TWD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Lease Payments of Operating Lease [Abstract]
2024	$ 8,007
Thereafter
Total lease payments	8,007
Less: imputed interest	(64)
Total lease liabilities	$ 7,943	$ 5,873